Vat Recoverable	12 Months Ended
Dec. 31, 2020
Vat Recoverable
Vat Recoverable

7. VAT RECOVERABLE

VAT (value added tax) recoverable consist of the total VAT credits recoverable by each of the Company’s Mexican subsidiaries. In Mexico, VAT credits can only be applied to VAT payable specific to each entity and are non-transferable. The Company’s VAT payable position is reflected separately on the consolidated statement of financial position.